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                         [Sutherland Asbill & Brennan LLP Letterhead]


MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet: mjwilsonbilik@sablaw.com


                                      April 30, 2003



VIA EDGARLINK
-------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re:    Farmers New World Life Insurance Company
                     Farmers Annuity Separate Account A
                     Post-Effective Amendment No. 5
                     (File No. 333-85183)

Commissioners:

     On behalf of Farmers New World Life Insurance Company (the "Company") and Farmers Annuity Separate Account A (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 28, 2003.

     If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

                                               Sincerely,

                                               /s/ Mary Jane Wilson-Bilik
                                               --------------------------
                                               Mary Jane Wilson-Bilik


cc:     James P. Brennan, Sr., Esq. Corporate Counsel
        Farmers Insurance Group.